Deposits by Customers	12 Months Ended
Dec. 31, 2019
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Deposits by Customers
22. DEPOSITS BY CUSTOMERS

	Group
	2019 £m	2018 £m
Current and demand accounts	90,332	87,316
Savings accounts (1)	69,319	69,102
Time deposits	18,121	16,204
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,234	1,070

	179,006	173,692

(1)
Includes equity index-linked deposits of £1,139m (2018: £1,176m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £1,139m and £18m (2018: £1,176m and £28m) respectively.